CONDENSED INTERIM CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
REVENUES
Time charter revenues	$ 33,777	$ 35,510	$ 69,852	$ 70,395
Other revenue	0	1,100	64	1,100
Total revenues	33,777	36,610	69,916	71,495
OPERATING EXPENSES
Vessel operating expenses	(9,064)	(5,462)	(14,957)	(11,215)
Administrative expenses	(2,272)	(2,101)	(4,848)	(4,888)
Depreciation and amortization	(5,589)	(5,268)	(10,912)	(10,536)
Total operating expenses	(16,925)	(12,831)	(30,717)	(26,639)
Equity in earnings (losses) of joint ventures	(1,575)	5,111	(1,223)	14,481
Operating income (loss)	15,277	28,890	37,976	59,337
FINANCIAL INCOME (EXPENSE), NET
Interest income	297	174	496	361
Interest expense	(7,148)	(6,918)	(13,984)	(13,782)
Gain (loss) on debt extinguishment	0	0	1,030	0
Gain (loss) on derivative instruments	0	544	0	1,175
Other items, net	(759)	(880)	(1,806)	(1,486)
Total financial income (expense), net	(7,610)	(7,080)	(14,264)	(13,732)
Income (loss) before tax	7,667	21,810	23,712	45,605
Income tax expense	(1,511)	(1,866)	(3,421)	(3,975)
Net income (loss)	6,156	19,944	20,291	41,630
Preferred unitholders' interest in net income	3,378	3,003	6,742	5,663
Limited partners' interest in net income (loss)	$ 2,778	$ 16,941	13,549	$ 35,967
Common Unit Public [Member]
FINANCIAL INCOME (EXPENSE), NET
Net income (loss)			$ 6,901
Earnings per unit
Earnings per share, basic and diluted	$ 0.07	$ 0.50	$ 0.38	$ 1.07
Common units Hoegh LNG [Member]
FINANCIAL INCOME (EXPENSE), NET
Net income (loss)			$ 916
Earnings per unit
Earnings per share, basic and diluted	0.10	0.53	$ 0.44	1.11
Subordinated Units Hoegh LNG [Member]
FINANCIAL INCOME (EXPENSE), NET
Net income (loss)			$ 5,732
Earnings per unit
Earnings per share, basic and diluted	$ 0.10	$ 0.53	$ 0.44	$ 1.11